Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments [Line Items]
Rental expenses under operating leases	$ 4,066	$ 4,165	$ 3,094
Advertising payment obligation in 2014	106,489
Advertising payment obligation in 2015	$ 38,055